FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2011
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

9.     FINANCIAL INSTRUMENTS

  In the first quarter of 2011, to mitigate the risks associated with fluctuating zinc prices, the Company entered into a zero-cost collar to hedge the price on a portion of zinc associated with the LaRonde Mine's 2011 production. The purchase of zinc put options has been financed through selling zinc call options at a higher level such that the net premium payable to the counterparty by the Company is nil.

  A total of 20,000 metric tonnes (2010 — 15,000 metric tonnes) of zinc call options were written at a strike price of $2,500 (2010 — $2,500) per metric tonne with 2,000 metric tonnes (2010 — 1,500 metric tonnes) expiring each month beginning February 28, 2011 (2010 — March 31, 2010). A total of 20,000 metric tonnes (2010 — 15,000 metric tonnes) of zinc put options were purchased at a strike price of $2,200 (2010 — $2,200) per metric tonne with 2,000 metric tonnes (2010 — 1,500 metric tonnes) expiring each month beginning February 28, 2011 (2010 — March 31, 2010). While setting a minimum price, the zero-cost collar strategy also limits participation to zinc prices above $2,500 (2010 — $2,500) per metric tonne. These contracts did not qualify for hedge accounting under ASC 815 — Derivatives and Hedging. Gains or losses, along with mark-to-market adjustments are recognized in the gain on derivative financial instruments component of the consolidated statements of income (loss) and comprehensive income (loss). The options that expired during the first quarter of 2011 and 2010 expired out of the money. The options that expired during the second quarter of 2011 resulted in a realized gain of $0.1 million (2010 — $1.3 million). The options that expired during the third quarter of 2011 resulted in a realized gain of $0.8 million (2010 — $0.8 million). As at September 30, 2011, the Company had an unrealized mark-to-market gain of $3.0 million (2010 — $0.4 million).

  The Company utilizes foreign exchange hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2011 and 2012.

  As at September 30, 2011, forward contracts with an ineffective cash flow hedging relationship that did not qualify for hedge accounting, hedged $60 million of 2011 expenditures and nil of 2012 expenditures. $20 million will expire each month during the fourth quarter of 2011 at an average rate of US$1.00 = C$0.99. There were no similar foreign exchange forward contracts in the first nine months of 2010. The hedges that expired for the three and nine months ended September 30, 2011 resulted in a realized loss of $0.4 million and realized gain of $0.4 million, respectively. As of September 30, 2011 the Company recognized a mark-to-market loss of $4.3 million in the "Gain (loss) on derivative financial instruments" line item of the consolidated statements of income (loss) and comprehensive income (loss).

  As at September 30, 2011, forward contracts with a cash flow hedging relationship that did qualify for hedge accounting, hedged $60 million of 2011 expenditures and $240 million of 2012 expenditures. $20 million will expire each month during 2012 at an average rate of US$1.00 = C$0.99. There were no similar effective foreign exchange forward contracts in the first nine months of 2010. No effective hedges expired for the three and nine months ended September 30, 2011. As of September 30, 2011, the Company recognized a mark-to-market loss of $16.0 million in accumulated other comprehensive income (loss). Amounts deferred in accumulated other comprehensive income (loss) are reclassified to Production expenses, as applicable, when the hedged transaction has occurred.

  The Company's other foreign currency derivative strategies in 2011 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars to Canadian dollars. All of these derivative transactions expired prior to period-end such that no derivatives were outstanding on September 30, 2011. The Company's foreign currency derivative strategy generated $1.3 million (2010 — $1.3 million) in call option premiums for the quarter ended September 30, 2011 that were recognized in the "Gain (loss) on derivative financial instruments" line item of the consolidated statements of income (loss) and comprehensive income (loss).

  In addition, the Company recognized a gain of nil on intra-quarter silver financial instruments associated with timing of sales of silver products during the third quarter of 2011. For the nine months ended September 30, 2011, the Company recognized a loss of $3.4 million on intra-quarter silver financial instruments that were recognized in the "(Gain) loss on derivative financial instruments" line item of the consolidated statements of income (loss) and comprehensive income (loss). There were no silver financial instruments purchased/outstanding during the nine months ended September 30, 2010.